Janus Henderson European Focus Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended	292 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Europe IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	8.52%	6.54%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.90%	10.89%	7.95%	11.27%
Performance Inception Date	Aug. 31, 2001
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.25%	8.95%	6.75%	10.44%
Performance Inception Date	Aug. 31, 2001
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.20%	11.20%	8.26%	12.04%
Performance Inception Date	Aug. 31, 2001